Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ 33,795,196	$ 4,759,954	¥ 103,199,550	¥ 360,572,997
Business taxes and related surcharges	(228,118)	(32,130)	34,571	(1,518,858)
Net revenues	33,567,078	4,727,824	103,234,121	359,054,139
Operating cost and expenses:
Cost of revenues	(5,817)	(819)	(45,383,978)	(156,114,484)
Selling expenses	(122,773)	(17,292)	(7,746,679)	(90,062,565)
General and administrative expenses	(28,705,418)	(4,043,074)	(156,701,338)	(119,449,923)
Other operating income			3,365,373	5,397,270
Total operating cost and expenses	(28,834,008)	(4,061,185)	(206,466,622)	(360,229,702)
Income (loss) from operations	4,733,070	666,639	(103,232,501)	(1,175,563)
Interest income	2,930,516	412,755	4,686,664	7,515,933
Investment loss			(2,708,446)	(12,261,086)
Loss on litigation			(21,442,000)	(282,450,000)
Gain from deconsolidation of subsidiary			173,338,410
Other income (loss)	1,175,715	165,596	(836,304)	(32,782)
Income (loss) before taxes and gain from equity in affiliates	8,839,301	1,244,990	49,805,823	(288,403,498)
Income tax expense	(2,619,402)	(368,935)	(2,155,121)	(2,345,334)
Loss from equity in affiliates	(29,886,771)	(4,209,464)	(31,546,640)	(3,888,959)
Net income (loss)	(23,666,872)	(3,333,409)	16,104,062	(294,637,791)
Net loss (income) attributable to noncontrolling interests	(136)	(19)	3,807,344	26,776,069
Net income (loss) attributable to ordinary shareholders	¥ (23,667,008)	$ (3,333,428)	¥ 19,911,406	¥ (267,861,722)
Net income (loss) per share:
Basic | (per share)	¥ (0.12)	$ (0.02)	¥ 0.1	¥ (1.35)
Diluted | (per share)	¥ (0.12)	$ (0.02)	¥ 0.1	¥ (1.35)
Weighted average number of shares used in computation:
Basic | shares	191,052,818	191,052,818	191,405,669	198,854,216
Diluted | shares	191,052,818	191,052,818	191,405,669	198,854,216
Third party
Revenues
Revenues	¥ 3,804,537	$ 535,858	¥ 68,246,670	¥ 234,173,007
Related party
Revenues
Revenues	¥ 29,990,659	$ 4,224,096	¥ 34,952,880	¥ 126,399,990